Prospectus Supplement

September 25, 2024

Morgan Stanley Institutional Fund, Inc.

Supplement dated September 25, 2024 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 30, 2024

Passport Overseas Equity Portfolio
(the "Fund")

Effective immediately, Didier Rosenfeld will serve as co-portfolio manager of the Fund with Jitania Kandhari, and Ben V. Rozin will no longer serve as a co-portfolio manager of the Fund.

Accordingly, the section of the Prospectus entitled "Fund Summary—Passport Overseas Equity Portfolio—Fund Management—Portfolio Managers" is hereby deleted and replaced with the following:

Portfolio Managers. The Fund is managed by members of the Passport Equity team. Information about the members jointly and primarily responsible for the day-to-day management of the Fund is shown below:

Name	Title with Adviser/Sub-Adviser	Date Began Managing Fund
Jitania Kandhari	Managing Director of the Adviser	April 2017
Didier Rosenfeld	Executive Director of the Adviser	September 2024

In addition, the section of the Prospectus entitled "Fund Management—Portfolio Management—Passport Overseas Equity Portfolio" is hereby deleted and replaced with the following:

Passport Overseas Equity Portfolio

The Fund is managed by members of the Passport Equity team. The team consists of portfolio managers and analysts. The current members of the team primarily responsible for the day-to-day management of the Fund are Jitania Kandhari and Didier Rosenfeld.

Ms. Kandhari has been associated with the Adviser in an investment management capacity since 2006. Mr. Rosenfeld has been associated with the Adviser in an investment management capacity since September 2024. Prior to September 2024, Mr. Rosenfeld was a senior portfolio manager at GIC, Kepler and a principal at Rosenfeld Advisors.

Please retain this supplement for future reference.

  IFIPOEPROSPT 9/24

Statement of Additional Information Supplement

September 25, 2024

Morgan Stanley Institutional Fund, Inc.

Supplement dated September 25, 2024 to the Morgan Stanley Institutional Fund, Inc. Statement of Additional Information dated April 30, 2024, as amended July 3, 2024

Passport Overseas Equity Portfolio (the "Fund")

Effective immediately, Didier Rosenfeld will serve as co-portfolio manager of the Fund with Jitania Kandhari, and Ben V. Rozin will no longer serve as a co-portfolio manager of the Fund.

Accordingly, the section of the Statement of Additional Information entitled "Investment Advisory and Other Services—Portfolio Managers—Other Accounts Managed by Portfolio Managers as of December 31, 2023 (unless otherwise indicated)—Passport Overseas Equity" is hereby deleted and replaced with the following:

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Fund and Portfolio Managers	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts

Passport Overseas Equity

Jitania Kandhari	0	0	0	0	6[7]	$1.7 billion[7]
Didier Rosenfeld*	0	0	0	0	0	0

*  As of September 23, 2024.

In addition, the section of the Statement of Additional Information entitled "Investment Advisory and Other Services—Portfolio Managers—Securities Ownership of Portfolio Managers—Passport Overseas Equity" is hereby deleted and replaced with the following:

Fund and Portfolio Managers	Fund Holdings
Passport Overseas Equity
Jitania Kandhari	$100,001-$500,000
Didier Rosenfeld*	None

*  As of September 23, 2024.

Please retain this supplement for future reference.